                                 VALIC COMPANY I
                Supplement to Statement of Additional Information
                              dated October 1, 2006


The following disclosure, which lists the number of accounts/funds and the assets in those accounts/funds that are managed by each portfolio manager, is added to the section titled "PORTFOLIO MANAGERS" under the heading "OTHER ACCOUNTS," beginning on page 42 reference to Greg A. Braun is deleted and the chart should be supplemented with the following:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                          OTHER ACCOUNTS
                                                                                      (As of May 31, 2006*)
                                                         ---------------------------------------------------------------------------
                                                          Registered Investment         Pooled Investment
                                                                Companies                    Vehicles                Other Accounts
                                                         ---------------------------------------------------------------------------
                                                           No. of      Assets       No. of      Assets       No. of       Assets
         Fund          Sub-adviser   Portfolio Manager    Accounts  ($ millions)   Accounts  ($ millions)   Accounts   ($ millions)
------------------------------------------------------------------------------------------------------------------------------------
Asset Allocation Fund    AIGGIC     Petermann, Bryan         --          --           2           553           4          1,737
                                    Yovanovic, John          --          --           2           553           3          1,320
                                    Lindvall, Tim            --          --          --            --          --             --
                                    Davis, Raphael           15       1,927          --            --          30         22,992
                                    Vanden Assem, Robert     12         866           1           610          29          4,736
------------------------------------------------------------------------------------------------------------------------------------
Capital Conservation     AIGGIC     Petermann, Bryan         --          --           2           553           4          1,737
Fund                                Yovanovic, John          --          --           2           553           3          1,320
                                    Lindvall, Tim            --          --          --            --          --             --
                                    Davis, Raphael           15       1,927          --            --          30         22,992
                                    Vanden Assem, Robert     12         866           1           610          29          4,736
------------------------------------------------------------------------------------------------------------------------------------
Government Securities    AIGGIC     Davis, Raphael           15       1,927          --            --          30         22,992
Fund                                Vanden Assem, Robert     12         866           1           610          29          4,736
------------------------------------------------------------------------------------------------------------------------------------

* Information for Messrs. Petermann, Yovanovic and Lindvall is as of December 31, 2006. Information for Messrs. Davis and Vanden Assem is updated as of October 31, 2006.

The numbers in parentheses represent the number of accounts and those accounts' total assets that have advisory fees based on the accounts' performance in whole or in part.




DATE:  FEBRUARY 20, 2007